Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Salvage value percentage	0.00%
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.01	$ 0.01
Contract revenue rate	40.00%
Number of operating segment	1
Lease term	12 months
Right-of-use assets (in Dollars)	$ 283,847	$ 383,670
Lease liabilities (in Dollars)	$ 326,107	$ 426,838
Borrowing cost rate	0.125%
Lease payments rate	6.60%	5.00%
Threshold rate	5.00%
Income tax percentage	5.00%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Suppliers One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	30.60%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Suppliers Four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		69.80%
Customer Concentration Risk [Member] | Accounts Payable [Member] | No Vendors [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Accounts Payable [Member] | Vendor Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		55.30%	35.60%
Customer Concentration Risk [Member] | Other Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	96.30%
Customer Concentration Risk [Member] | Revenue [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		10.00%
Customer Concentration Risk [Member] | Revenue Benchmark Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			10.00%
Chief Executive Officer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segment	1